Debt - Additional Information (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Credit facilities, unused portion	$ 33,403,000	$ 280,829,000
Credit facilities, borrowing capacity	6,878,484,000
Credit facilities, borrowing capacity, expires within a year	$ 6,678,549,000
Russian Ruble [Member]
Debt Instrument [Line Items]
Short-term borrowings, weighted average interest rate	14.30%	9.40%
Long-term borrowings, weighted average interest rate	19.10%	10.90%
U.S. Dollar [Member]
Debt Instrument [Line Items]
Short-term borrowings, weighted average interest rate		7.10%
Long-term borrowings, weighted average interest rate	7.40%	6.60%
Euro [Member]
Debt Instrument [Line Items]
Short-term borrowings, weighted average interest rate	2.80%	2.80%
Long-term borrowings, weighted average interest rate	2.70%	3.10%
Turkish Lira [Member]
Debt Instrument [Line Items]
Short-term borrowings, weighted average interest rate		9.00%
Long-term borrowings, weighted average interest rate		8.50%
Kazakh Tenge [Member]
Debt Instrument [Line Items]
Short-term borrowings, weighted average interest rate		9.50%
Czech krona [Member]
Debt Instrument [Line Items]
Short-term borrowings, weighted average interest rate	2.50%